Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation - Disclosure of Impact of Implementation of IFRS 15 on Consolidated Statement of Comprehensive Income (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Operating revenues	¥ 377,124	¥ 366,229	¥ 352,534
Operating expenses
Selling, general and administrative	59,422
Other operating expenses	37,697	45,612	52,286
Total operating expenses	348,410	339,009	325,314
Operating profit	28,714	27,220	27,220
Profit before taxation	28,148	24,953	24,116
Income tax	6,810	6,192	5,993
Profit for the year	21,338	18,761	18,123
Total comprehensive income for the year	21,243	¥ 18,209	¥ 18,148
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Operating revenues	4,377
Operating expenses
Selling, general and administrative	3,956
Other operating expenses	(369)
Total operating expenses	3,587
Operating profit	790
Profit before taxation	790
Income tax	197
Profit for the year	593
Total comprehensive income for the year	593
Amounts without application of IFRS15 [member]
Disclosure of initial application of standards or interpretations [line items]
Operating revenues	381,501
Operating expenses
Selling, general and administrative	63,378
Other operating expenses	37,328
Total operating expenses	351,997
Operating profit	29,504
Profit before taxation	28,938
Income tax	7,007
Profit for the year	21,931
Total comprehensive income for the year	¥ 21,836